Reconciliation of income tax benefit (Details)	3 Months Ended		6 Months Ended			12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of income tax benefit Details
U.S federal statutory rate	21.00%	21.00%	34.00%	34.00%	34.00%	21.00%	34.00%
State income tax, net of federal benefit	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Increase in valuation allowance	21.00%	21.00%	34.00%	34.00%	34.00%	21.00%	34.00%
Income tax provision (benefit)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%